CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Convertible debt obligations, debt discount	$ 0	$ 337,838